Income Taxes (Reconciliation Of Liability for unrecognized tax benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the beginning and ending amount of the liability for unrecognized tax benefits
Balance at the beginning of the period	$ 99
Decreases related to prior year tax positions	(11)
Increases related to current year tax positions	10
Settlements	(2)
Lapse of statute	(1)
Balance at the end of the period	95	99
Potential benefits net of federal tax benefit that, if recognized, would affect the effective rate on income from continuing operations	62
Federal tax benefit	33
Interest expense (income) on unrecognized tax benefits	1	(1)	(5)
Accrued interest expense	22	21
Penalty expense on unrecognized tax benefits	0	1	1
Maximum expected increase in unrecognized tax benefits as a result of potential settlements and revisions to settlement estimates related to transfer pricing issue	1
Expected decrease in unrecognized tax benefits as a result of potential settlements, lapsing of statute of limitations and revisions to settlement estimates related to nonfederal tax issues	$ 6